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USAA MUTUAL FUNDS TRUST

Aggressive Growth Fund Shares (USAUX)	Science & Technology Fund Shares (USSCX)
Aggressive Growth Fund Institutional Shares (UIAGX)	Science & Technology Fund Adviser Shares (USTCX)
Growth Fund Shares (USAAX)	First Start Growth Fund (UFSGX)
Growth Fund Institutional Shares (UIGRX)	Intermediate-Term Bond Fund Shares (USIBX)
Growth & Income Fund Shares (USGRX)	Intermediate-Term Bond Fund Institutional Shares (UIITX)
Growth & Income Adviser Shares (USGIX)	Intermediate-Term Bond Fund Adviser Shares (UITBX)
Income Stock Fund Shares (USISX)	High Income Fund Shares (USHYX)
Income Stock Fund Institutional Shares (UIISX)	High Income Fund Institutional Shares (UIHIX)
Income Fund Shares (USAIX)	High Income Fund Adviser Shares (UHYOX)
Income Fund Institutional Shares (UIINX)	Small Cap Stock Fund Shares (USCAX)
Income Fund Adviser Shares (UINCX)	Small Cap Stock Fund Institutional Shares (UISCX)
Short-Term Bond Fund Shares (USSBX)	Capital Growth Fund (USCGX)
Short-Term Bond Fund Institutional Shares(UISBX)	Value Fund Shares (UVALX)
Short-Term Bond Fund Adviser Shares (UASBX)	Value Fund Institutional Shares (UIVAX)
Money Market Fund (USAXX)	Value Fund Adviser Shares (UAVAX)

SUPPLEMENT DATED JANUARY 27, 2014
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED DECEMBER 1, 2013

The following information is hereby added as the third paragraph under the Conditions of Purchase and Redemption section of the above-referenced Statement of Additional Information.

Confirmations and Account Statements

Mutual Fund shareholders will receive a confirmation for each buy, sell, exchange, or share conversion transacted in their account. However, confirmations will not be sent for all dividend and capital gain reinvestments, purchases through certain automatic investment plans and certain retirement plans, as well as certain automatic exchanges and withdrawals (excluding those in money market funds). These transactions will be confirmed at least quarterly on shareholder account statements.

97984-0114

Growth and Tax Strategy Fund (USBLX)	World Growth Fund Shares (USAWX)
Precious Metals and Minerals Fund Shares (USAGX)	World Growth Fund Adviser Shares (USWGX)
Precious Metals and Minerals Fund Institutional Class (UIPMX)	Government Securities Fund Shares (USGNX)
Precious Metals and Minerals Fund Adviser Shares (UPMMX)	Government Securities Fund Adviser Shares (UAGNX)
Emerging Markets Fund Shares (USEMX)	Treasury Money Market Trust (UATXX)
Emerging Markets Fund Institutional Class (UIEMX)	International Fund Shares (USIFX)
Emerging Markets Fund Adviser Shares (UAEMX)	International Fund Institutional Class (UIIFX)
Cornerstone Conservative Fund (USCCX)	International Fund Adviser Shares (UAIFX)
Cornerstone Moderately Conservative Fund (UCMCX)	Managed Allocation Fund (UMAFX)
Cornerstone Moderate Fund (USBSX)	Cornerstone Aggressive Fund (UCAGX)
Cornerstone Moderately Aggressive Fund (USCRX)	Cornerstone Equity Fund (UCEQX)

SUPPLEMENT DATED JANUARY 27, 2014
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED OCTOBER 1, 2013

The following information is hereby added as the third paragraph under the Conditions of Purchase and Redemption section of the above-referenced Statement of Additional Information.

Confirmations and Account Statements

Mutual Fund shareholders will receive a confirmation for each buy, sell, exchange, or share conversion transacted in their account. However, confirmations will not be sent for all dividend and capital gain reinvestments, purchases through certain automatic investment plans and certain retirement plans, as well as certain automatic exchanges and withdrawals (excluding those in money market funds). These transactions will be confirmed at least quarterly on shareholder account statements.

97984-0114

Tax Exempt Long-Term Fund Shares (USTEX)
Tax Exempt Long-Term Fund Adviser Shares (UTELX)
Tax Exempt Intermediate-Term Fund Shares (USATX)
Tax Exempt Intermediate-Term Fund Adviser Shares (UTEIX)
Tax Exempt Short-Term Fund Shares (USSTX)
Tax Exempt Short-Term Fund Adviser Shares (UTESX)
Tax Exempt Money Market Fund Shares (USEXX)

SUPPLEMENT DATED JANUARY 27, 2014
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 1, 2013

The following information is hereby added as the third paragraph under the Conditions of Purchase and Redemption section of the above-referenced Statement of Additional Information.

Confirmations and Account Statements

Mutual Fund shareholders will receive a confirmation for each buy, sell, exchange, or share conversion transacted in their account. However, confirmations will not be sent for all dividend and capital gain reinvestments, purchases through certain automatic investment plans and certain retirement plans, as well as certain automatic exchanges and withdrawals (excluding those in money market funds). These transactions will be confirmed at least quarterly on shareholder account statements.

97984-0114

California Bond Fund Shares (USCBX)
California Bond Fund Adviser Shares (UXABX)
California Money Market Fund (UCAXX)

SUPPLEMENT DATED JANUARY 27, 2014
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 1, 2013

The following information is hereby added as the third paragraph under the Conditions of Purchase and Redemption section of the above-referenced Statement of Additional Information.

Confirmations and Account Statements

Mutual Fund shareholders will receive a confirmation for each buy, sell, exchange, or share conversion transacted in their account. However, confirmations will not be sent for all dividend and capital gain reinvestments, purchases through certain automatic investment plans and certain retirement plans, as well as certain automatic exchanges and withdrawals (excluding those in money market funds). These transactions will be confirmed at least quarterly on shareholder account statements.

97984-0114

New York Bond Fund Shares (USNYX)
New York Bond Fund Adviser Shares (UNYBX)
New York Money Market Fund (UNYXX)

SUPPLEMENT DATED JANUARY 27, 2014
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 1, 2013

The following information is hereby added as the third paragraph under the Conditions of Purchase and Redemption section of the above-referenced Statement of Additional Information.

Confirmations and Account Statements

Mutual Fund shareholders will receive a confirmation for each buy, sell, exchange, or share conversion transacted in their account. However, confirmations will not be sent for all dividend and capital gain reinvestments, purchases through certain automatic investment plans and certain retirement plans, as well as certain automatic exchanges and withdrawals (excluding those in money market funds). These transactions will be confirmed at least quarterly on shareholder account statements.

97984-0114

USAA Target Retirement Income Fund (URINX)
USAA Target Retirement 2020 Fund (URTNX)
USAA Target Retirement 2030 Fund (URTRX)
USAA Target Retirement 2040 Fund (URFRX)
USAA Target Retirement 2050 Fund (URFFX)
USAA Target Retirement 2060 Fund (URSIX)

SUPPLEMENT DATED JANUARY 27, 2014
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED JULY 12, 2013

The following information is hereby added as the third paragraph under the Conditions of Purchase and Redemption section of the above-referenced Statement of Additional Information.

Confirmations and Account Statements

Mutual Fund shareholders will receive a confirmation for each buy, sell, exchange, or share conversion transacted in their account. However, confirmations will not be sent for all dividend and capital gain reinvestments, purchases through certain automatic investment plans and certain retirement plans, as well as certain automatic exchanges and withdrawals (excluding those in money market funds). These transactions will be confirmed at least quarterly on shareholder account statements.

97984-0114

USAA Global Managed Volatility Fund Shares (UGMVX)
USAA Global Managed Volatility Fund Institutional Shares (UGOFX)

SUPPLEMENT DATED JANUARY 27, 2014
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED JULY 12, 2013

The following information is hereby added as the third paragraph under the Conditions of Purchase and Redemption section of the above-referenced Statement of Additional Information.

Confirmations and Account Statements

Mutual Fund shareholders will receive a confirmation for each buy, sell, exchange, or share conversion transacted in their account. However, confirmations will not be sent for all dividend and capital gain reinvestments, purchases through certain automatic investment plans and certain retirement plans, as well as certain automatic exchanges and withdrawals (excluding those in money market funds). These transactions will be confirmed at least quarterly on shareholder account statements.

97984-0114

Extended Market Index Fund (USMIX)

SUPPLEMENT DATED JANUARY 27, 2014
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2013

The following information is hereby added as the third paragraph under the Conditions of Purchase and Redemption section of the above-referenced Statement of Additional Information.

Confirmations and Account Statements

Mutual Fund shareholders will receive a confirmation for each buy, sell, exchange, or share conversion transacted in their account. However, confirmations will not be sent for all dividend and capital gain reinvestments, purchases through certain automatic investment plans and certain retirement plans, as well as certain automatic exchanges and withdrawals (excluding those in money market funds). These transactions will be confirmed at least quarterly on shareholder account statements.

97984-0114

S&P 500 Index Fund – Member Shares (USSPX)
S&P 500 Index Fund – Reward Shares (USPRX)
Total Return Strategy Fund® Shares (USTRX)
Total Return Strategy Fund Institutional Shares (UTRIX)
Nasdaq-100 Index Fund (USNQX)
Ultra Short-Term Bond Fund Shares (UUSTX)
Ultra Short-Term Bond Fund Institutional Shares (UUSIX)
Real Return Fund Shares (USRRX)
Real Return Fund Institutional Shares (UIRRX)

SUPPLEMENT DATED JANUARY 27, 2014
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED JULY 12, 2013

The following information is hereby added as the third paragraph under the Conditions of Purchase and Redemption section of the above-referenced Statement of Additional Information.

Confirmations and Account Statements

Mutual Fund shareholders will receive a confirmation for each buy, sell, exchange, or share conversion transacted in their account. However, confirmations will not be sent for all dividend and capital gain reinvestments, purchases through certain automatic investment plans and certain retirement plans, as well as certain automatic exchanges and withdrawals (excluding those in money market funds). These transactions will be confirmed at least quarterly on shareholder account statements.

97984-0114

Flexible Income Fund Shares (USFIX)
Flexible Income Fund Institutional Shares (UIFIX)
Flexible Income Fund Adviser Shares (UAFIX)

SUPPLEMENT DATED JANUARY 27, 2014
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED JULY 12, 2013

The following information is hereby added as the third paragraph under the Conditions of Purchase and Redemption section of the above-referenced Statement of Additional Information.

Confirmations and Account Statements

Mutual Fund shareholders will receive a confirmation for each buy, sell, exchange, or share conversion transacted in their account. However, confirmations will not be sent for all dividend and capital gain reinvestments, purchases through certain automatic investment plans and certain retirement plans, as well as certain automatic exchanges and withdrawals (excluding those in money market funds). These transactions will be confirmed at least quarterly on shareholder account statements.

97984-0114

Virginia Bond Fund Shares (USVAX)
Virginia Bond Fund Adviser Shares (UVABX)
Virginia Money Market Fund (UVAXX)

SUPPLEMENT DATED JANUARY 27, 2014
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 1, 2013

The following information is hereby added as the third paragraph under the Conditions of Purchase and Redemption section of the above-referenced Statement of Additional Information.

Confirmations and Account Statements

Mutual Fund shareholders will receive a confirmation for each buy, sell, exchange, or share conversion transacted in their account. However, confirmations will not be sent for all dividend and capital gain reinvestments, purchases through certain automatic investment plans and certain retirement plans, as well as certain automatic exchanges and withdrawals (excluding those in money market funds). These transactions will be confirmed at least quarterly on shareholder account statements.

97984-0114